Contributed Equity - Summary of Contributed Equity (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of classes of share capital [line items]
Contributed equity	$ 367,407,757	$ 313,422,305
Ordinary Shares [member]
Disclosure of classes of share capital [line items]
Contributed equity	357,745,803	303,760,351
Options over ordinary sharesv - Listed [Member]
Disclosure of classes of share capital [line items]
Contributed equity	$ 9,661,954	$ 9,661,954